Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 27: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 27.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2020	2019	2018
Income
Dividends from subsidiaries (1)	$42,578	21,930	22,427
Interest income from subsidiaries	1,295	3,356	3,298
Other interest income	3	43	49
Other income	(231)	(162)	(424)
Total income	43,645	25,167	25,350
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	155	664	644
Short-term borrowings	—	—	2
Long-term debt	3,591	4,931	4,541
Other	—	2	3
Noninterest expense	794	1,327	286
Total expense	4,540	6,924	5,476
Income before income tax benefit and equity in undistributed income of subsidiaries	39,105	18,243	19,874
Income tax benefit	(1,694)	(945)	(544)
Equity in undistributed income of subsidiaries	(37,498)	361	1,975
Net income	$3,301	19,549	22,393
(1)     Includes dividends paid from indirect bank subsidiaries of $1.8 billion, $21.8 billion and $20.8 billion in 2020, 2019 and 2018, respectively.
Table 27.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2020	2019	2018
Net income	$3,301	19,549	22,393
Other comprehensive income (loss), net of tax:
Debt securities	(10)	(45)	(12)
Derivatives and hedging activities	(2)	(12)	(198)
Defined benefit plans adjustments	(178)	75	(132)
Equity in other comprehensive income (loss) of subsidiaries	1,695	4,526	(3,332)
Other comprehensive income (loss), net of tax:	1,505	4,544	(3,674)
Total comprehensive income	$4,806	24,093	18,719
Table 27.3: Parent-Only Balance Sheet

(in millions)	Dec 31, 2020	Dec 31, 2019
Assets
Cash, cash equivalents, and restricted cash due from:
Subsidiary banks	$14,817	14,948
Nonaffiliates	—	1
Debt securities:
Available-for-sale, at fair value	—	1
Loans to nonbank subsidiaries	185,046	145,383
Investments in subsidiaries (1)	172,844	208,076
Equity securities	144	1,007
Other assets	5,857	4,608
Total assets	$378,708	374,024
Liabilities and equity
Accrued expenses and other liabilities	$8,249	8,050
Long-term debt	181,956	152,628
Indebtedness to nonbank subsidiaries	3,616	26,200
Total liabilities	193,821	186,878
Stockholders’ equity	184,887	187,146
Total liabilities and equity	$378,708	374,024
(1)The years ended December 31, 2020, and December 31, 2019, include indirect ownership of bank subsidiaries with equity of $173.5 billion and $170.4 billion, respectively.
Table 27.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2020	2019	2018
Cash flows from operating activities:
Net cash provided by operating activities	$50,193	27,601	19,024
Cash flows from investing activities:
Equity securities, not held for trading:
Proceeds from sales and capital returns	2,333	326	355
Purchases	(1,479)	(1,052)	(220)
Loans:
Net repayments from (advances to) subsidiaries	10	(3)	(7)
Capital notes and term loans made to subsidiaries	(38,547)	(5,286)	(2,441)
Principal collected on notes/loans made to subsidiaries	558	1,703	756
Net decrease (increase) in investment in subsidiaries	425	(384)	2,407
Other, net	16	22	109
Net cash provided (used) by investing activities	(36,684)	(4,674)	959
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(22,613)	(636)	12,467
Long-term debt:
Proceeds from issuance	34,918	20,369	1,876
Repayment	(15,803)	(8,143)	(9,162)
Preferred stock:
Proceeds from issuance	3,116	—	—
Redeemed	(3,602)	(1,550)	(2,150)
Cash dividends paid	(1,290)	(1,391)	(1,622)
Common stock:
Proceeds from issuance	571	380	632
Stock tendered for payment of withholding taxes	(340)	(302)	(331)
Repurchased	(3,415)	(24,533)	(20,633)
Cash dividends paid	(4,852)	(8,198)	(7,692)
Other, net	(331)	(275)	(248)
Net cash used by financing activities	(13,641)	(24,279)	(26,863)
Net change in cash, cash equivalents, and restricted cash	(132)	(1,352)	(6,880)
Cash, cash equivalents, and restricted cash at beginning of year	14,949	16,301	23,181
Cash, cash equivalents, and restricted cash at end of year	$14,817	14,949	16,301